Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Oil & Gas — 0.0%
Denbury Resources Inc., 6.38%, 12/31/24(a)	$9	$5,420

Total Convertible Bonds — 0.0% (Cost: $6,095)		5,420

Corporate Bonds & Notes

Advertising — 0.5%
National CineMedia LLC, 6.00%, 04/15/22 (Call 04/15/20)	50	50,510

Aerospace & Defense — 3.6%
Arconic Inc., 5.87%, 02/23/22	100	106,781
Bombardier Inc.
5.75%, 03/15/22(a)	50	51,200
6.00%, 10/15/22 (Call 04/15/20)(a)	100	100,075
TransDigm Inc., 6.00%, 07/15/22 (Call 07/15/20)	100	101,107

		359,163

Agriculture — 0.5%
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(a)	50	48,881

Airlines — 1.2%
American Airlines Group Inc., 5.00%, 06/01/22(a)	65	67,358
United Airlines Holdings Inc., 4.25%, 10/01/22	50	51,469

		118,827

Auto Parts & Equipment — 0.5%
American Axle & Manufacturing Inc., 6.63%, 10/15/22 (Call 10/15/19)	50	50,700

Banks — 1.1%
CIT Group Inc., 5.00%, 08/15/22	100	106,053

Building Materials — 1.0%
Griffon Corp., 5.25%, 03/01/22 (Call 03/01/20)	100	99,742

Chemicals — 1.0%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	100	103,965

Coal — 0.5%
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/31/20)(a)	50	51,121

Commercial Services — 4.7%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/19)(a)(b)	25	24,397
APX Group Inc., 7.88%, 12/01/22 (Call 12/01/19)	100	95,009
Hertz Corp. (The)
6.25%, 10/15/22 (Call 10/15/19)	50	50,576
7.63%, 06/01/22 (Call 06/01/20)(a)	100	103,827
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/20)(a)	200	199,922

		473,731

Computers — 0.9%
Harland Clarke Holdings Corp., 8.38%, 08/15/22 (Call 02/15/20)(a)	50	42,425
NCR Corp., 5.00%, 07/15/22 (Call 07/15/20)	50	50,236

		92,661

Cosmetics & Personal Care — 1.5%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/19)(a)	45	45,837
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)	50	51,992

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Edgewell Personal Care Co., 4.70%, 05/24/22	$50	$51,209

		149,038

Diversified Financial Services — 5.5%
Ally Financial Inc.
4.13%, 02/13/22	50	51,536
4.63%, 05/19/22(b)	50	51,857
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(a)	50	52,292
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)	50	51,451
Navient Corp.
6.50%, 06/15/22	100	106,977
7.25%, 01/25/22	50	54,403
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/19)(a)	25	21,960
Springleaf Finance Corp., 6.13%, 05/15/22	100	107,299
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/20)(a)	50	51,632

		549,407

Electric — 0.8%
Calpine Corp., 6.00%, 01/15/22 (Call 11/01/19)(a)	50	50,375
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	25	25,552

		75,927

Electronics — 1.0%
ADT Security Corp. (The), 3.50%, 07/15/22	100	99,304

Engineering & Construction — 0.3%
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)(b)	25	26,658

Entertainment — 2.6%
Cinemark USA Inc., 5.13%, 12/15/22 (Call 12/15/19)	50	50,814
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(a)	200	210,850

		261,664

Environmental Control — 0.3%
GFL Environmental Inc., 5.63%, 05/01/22 (Call 05/01/20)(a)	25	25,252

Food — 1.0%
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 07/15/20)(a)	50	50,189
TreeHouse Foods Inc., 4.88%, 03/15/22 (Call 03/15/20)	50	50,341

		100,530

Forest Products & Paper — 0.5%
Cascades Inc., 5.50%, 07/15/22 (Call 07/15/20)(a)	50	50,504

Gas — 0.5%
Southern Star Central Corp., 5.13%, 07/15/22 (Call 07/15/20)(a)	50	50,388

Health Care – Products — 1.0%
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(a)	100	97,439

Health Care – Services — 8.6%
Centene Corp., 4.75%, 05/15/22 (Call 05/15/20)	100	102,006
DaVita Inc., 5.75%, 08/15/22 (Call 08/15/19)	100	101,172
Eagle Holding Co. II LLC (8.38% PIK), 7.63%, 05/15/22 (Call 05/03/20)(a)(c)	50	50,375
Eagle Holding Co. II LLC (8.50% PIK), 7.75%, 05/15/22 (Call 05/15/20)(a)(c)	50	50,471
HCA Inc., 7.50%, 02/15/22	150	166,324
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	50	52,264
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/20)(a)(c)	100	92,685

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Tenet Healthcare Corp., 8.13%, 04/01/22	$225	$240,532

		855,829

Holding Companies – Diversified — 2.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 02/01/20)	100	101,264
6.25%, 02/01/22 (Call 02/01/20)	100	102,915

		204,179

Home Builders — 2.8%
K Hovnanian Enterprises Inc., 10.00%, 07/15/22 (Call 07/15/20)(a).	50	42,549
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	50	51,272
4.75%, 11/15/22 (Call 08/15/22)	50	51,819
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/15/20)	50	51,702
Toll Brothers Finance Corp., 5.88%, 02/15/22 (Call 11/15/21)	50	53,158
Williams Scotsman International Inc., 7.88%, 12/15/22 (Call 12/15/19)(a)	25	26,188

		276,688

Insurance — 0.2%
York Risk Services Holding Corp., 8.50%, 10/01/22 (Call 10/01/19)(a)	25	25,174

Internet — 1.6%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	50	52,232
Netflix Inc., 5.50%, 02/15/22	50	53,057
Symantec Corp., 3.95%, 06/15/22 (Call 03/15/22)	50	50,625

		155,914

Leisure Time — 0.5%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 06/01/20)(a)	50	49,820

Lodging — 1.3%
MGM Resorts International, 7.75%, 03/15/22	75	83,920
Wyndham Destinations Inc., 4.25%, 03/01/22 (Call 12/01/21)	50	50,684

		134,604

Machinery — 0.5%
Vertiv Intermediate Holding Corp. (13.00% PIK), 12.00%, 02/15/22 (Call 02/15/20)(a)(c)	50	47,324

Media — 11.0%
Altice Luxembourg SA, 7.75%, 05/15/22 (Call 05/15/20)(a)(b)	200	203,938
AMC Networks Inc., 4.75%, 12/15/22 (Call 12/15/19)	50	50,427
Cablevision Systems Corp., 5.88%, 09/15/22	50	53,123
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22 (Call 09/30/19)	100	101,252
Clear Channel Worldwide Holdings Inc., Series B, 6.50%, 11/15/22 (Call 11/15/19)	150	153,129
DISH DBS Corp., 5.88%, 07/15/22	150	151,824
Nexstar Broadcasting Inc., 5.88%, 11/15/22 (Call 11/15/19)	50	51,233
Sinclair Television Group Inc., 6.13%, 10/01/22 (Call 10/01/19)	50	50,894
Sirius XM Radio Inc., 3.88%, 08/01/22 (Call 08/01/20)(a)	75	75,797
Tribune Media Co., 5.88%, 07/15/22 (Call 07/15/20)	100	101,651
Viacom Inc., 5.88%, 02/28/57 (Call 02/28/22)(d)	50	51,733
Videotron Ltd., 5.00%, 07/15/22	50	52,288

		1,097,289

Metal Fabricate & Hardware — 0.2%
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/20)(a)	25	22,810

Security	Par (000)	Value

Mining — 3.3%
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22 (Call 02/15/22)(a)(b)	$100	$102,508
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Call 12/01/21)	150	150,375
New Gold Inc., 6.25%, 11/15/22 (Call 11/15/19)(a)	50	47,954
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/19)(a)	50	34,000

		334,837

Office & Business Equipment — 1.0%
Pitney Bowes Inc., 4.63%, 05/15/22 (Call 04/15/22)	50	47,898
Xerox Corp., 4.07%, 03/17/22	50	50,708

		98,606

Oil & Gas — 10.4%
Antero Resources Corp., 5.13%, 12/01/22 (Call 06/01/20)	100	95,253
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/20)(a)	100	98,093
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 02/24/20)(a)	25	23,894
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/19)(a)(b)	150	104,892
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22 (Call 01/15/20)(b)	25	24,031
Chesapeake Energy Corp., 4.88%, 04/15/22 (Call 04/15/20)	50	46,007
CNX Resources Corp., 5.88%, 04/15/22 (Call 04/15/20)	75	71,542
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 11/01/19)	50	50,803
Denbury Resources Inc.
5.50%, 05/01/22 (Call 05/01/20)	7	3,569
9.25%, 03/31/22 (Call 03/31/20)(a)	50	44,051
Laredo Petroleum Inc., 5.63%, 01/15/22 (Call 01/15/20)(b)	50	46,408
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	50	50,100
4.20%, 12/01/22 (Call 09/01/22)	50	50,747
Oasis Petroleum Inc., 6.88%, 03/15/22 (Call 09/15/19)	75	74,672
QEP Resources Inc., 5.38%, 10/01/22 (Call 07/01/22)	50	46,373
Range Resources Corp., 5.00%, 08/15/22 (Call 05/15/22)	50	46,037
Rowan Companies Inc., 4.88%, 06/01/22 (Call 03/01/22)	50	46,193
SM Energy Co., 6.13%, 11/15/22 (Call 11/15/19)	50	48,838
Tapstone Energy LLC/Tapstone Energy Finance Corp., 9.75%, 06/01/22 (Call 05/02/20)(a)	25	16,284
WPX Energy Inc., 6.00%, 01/15/22 (Call 10/15/21)	50	51,900

		1,039,687

Oil & Gas Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.00%, 10/01/22 (Call 04/01/20)	50	50,889
FTS International Inc., 6.25%, 05/01/22 (Call 05/01/20)	50	44,658

		95,547

Packaging & Containers — 2.1%
Ball Corp., 5.00%, 03/15/22	50	52,432
Berry Global Inc., 5.50%, 05/15/22 (Call 05/15/20)	50	50,712
Owens-Brockway Glass Container Inc., 5.00%, 01/15/22(a)	50	51,546
Sealed Air Corp., 4.88%, 12/01/22 (Call 09/01/22)(a)(b)	50	52,771

		207,461

Pharmaceuticals — 0.6%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22 (Call 08/01/19)(a)(b)	75	56,453

Pipelines — 2.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/19)(a)	100	100,353
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 08/01/22 (Call 08/01/19)	50	50,843

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(a)	$50	$51,954
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 07/15/20)	50	49,272

		252,422

Real Estate Investment Trusts — 2.3%
Equinix Inc., 5.38%, 01/01/22 (Call 01/01/20)	75	76,778
iStar Inc., 5.25%, 09/15/22 (Call 09/15/19)	50	50,881
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	50	50,650
4.88%, 07/15/22 (Call 07/15/20)	50	50,597

		228,906

Retail — 2.8%
1011778 BC ULC/New Red Finance Inc., 4.63%, 01/15/22 (Call 10/01/19)(a)	100	100,268
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 01/15/22 (Call 11/15/19)	25	21,759
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 06/01/20)	50	50,545
L Brands Inc., 5.63%, 02/15/22(b)	50	52,495
Penske Automotive Group Inc., 5.75%, 10/01/22 (Call 10/01/19)	50	50,604

		275,671

Software — 1.0%
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)	100	101,592

Telecommunications — 10.0%
CenturyLink Inc., Series T, 5.80%, 03/15/22	125	130,092
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 10/01/19)	50	45,397
Frontier Communications Corp.
8.75%, 04/15/22	50	30,372
10.50%, 09/15/22 (Call 06/15/22)	150	93,888
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 05/15/20)(a)	100	100,901
Intelsat Jackson Holdings SA, 9.50%, 09/30/22(a)	50	58,325
Level 3 Financing Inc., 5.38%, 08/15/22 (Call 08/15/19)	100	100,400
Level 3 Parent LLC, 5.75%, 12/01/22 (Call 12/01/19)	50	50,355
Nokia OYJ, 3.38%, 06/12/22	50	50,839
Sprint Communications Inc., 6.00%, 11/15/22	200	212,038
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	75	77,378
T-Mobile USA Inc., 4.00%, 04/15/22 (Call 03/16/22)	50	50,960

		1,000,945

Security	Par/ Shares (000)	Value

Transportation — 0.4%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/20)(a)	$25	$16,974
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/20)(a)	25	25,951

		42,925

Trucking & Leasing — 0.5%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(a)	50	52,342

Total Corporate Bonds & Notes — 97.1% (Cost: $9,742,851)		9,698,490

Short-Term Investments

Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(e)(f)(g)	740	740,075
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(e)(f)	179	179,000

		919,075

Total Short-Term Investments — 9.2% (Cost: $919,075)		919,075

Total Investments in Securities — 106.3% (Cost: $10,668,021)		10,622,985

Other Assets, Less Liabilities — (6.3)%		(631,542)

Net Assets — 100.0%		$9,991,443

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 05/07/19 (000)	(a)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—		740	740	$740,075	$383	(b)	$(65)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		179	179	179,000	1,214		—	—

					$919,075	$1,597		$(65)	$—

(a)	The Fund commenced operations on May 07, 2019.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2022 Term High Yield and Income ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Convertible Bonds	$—	$5,420	$—	$5,420
Corporate Bonds & Notes	—	9,698,490	—	9,698,490
Money Market Funds	919,075	—	—	919,075

	$919,075	$9,703,910	$—	$10,622,985

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind

4